Litigation (Details) (USD $)	0 Months Ended		12 Months Ended		0 Months Ended		1 Months Ended	0 Months Ended				1 Months Ended
	Jul. 11, 2014	Mar. 06, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 28, 2010	Jul. 15, 2014	Feb. 23, 2015	Aug. 25, 2014	Apr. 30, 2013	Jul. 05, 2013	Jun. 14, 2014	Feb. 18, 2015
Litigation (Textual)
Litigation settlement			$ 5,852,000
Company's common stock repurchased		78,750
Other income			7,177,522	30,120
Petition recover due date	Aug. 12, 2014
Accrued estimated expenses related to court orders			490,625
Sigmund Eisenschenk [Member]
Litigation (Textual)
Number of shares issued to caldera					88,750
Issued price per share					$ 3.50
Litigation Settlement [Member]
Litigation (Textual)
Cash paid for litigation settlement			7,000,000
Other income			7,000,000
Dividend Litigation [Member]
Litigation (Textual)
Series A Preferred stock, Dividends per share						$ 0.46
Convertible redeemable preferred stock, liquidation preference per share						$ 11.40
Award of compensatory damages						48,300
Award of punitive damages						50,000
Dividend Litigation [Member] | Series A Preferred Stock [Member] | Subsequent Event [Member]
Litigation (Textual)
Terms of settlement agreement							(1) an award of compensatory damages of no less than $30,000.00; (2) prejudgment interest; (3) all costs and reasonable attorneys' fees incurred by Bellows; (4) such other relief as may be just and proper. Bellows seeks the following relief against the Board of Directors on his allegations of breach of fiduciary duty: (1) an award of compensatory damages of no less than $30,000.00; (2) an award of punitive damages in an amount not less than $60,000.00; (3) costs, expenses and interest; (4) attorneys' fees; and (5) such other relief as may be just and equitable. Bellows also seeks the following relief against the Company and Benjamin Warner on his allegations of fraud and deceit: (1) compensatory damages of no less than $50,000.00, and (2) punitive damages as a multiple of compensatory damages.
Series A Preferred stock, Dividends per share							$ 0.46
Convertible redeemable preferred stock, liquidation preference per share							$ 11.40
Payments of Preferred stock dividends							29,773.97
Dividends due							16,144
Redemption Litigation [Member]
Litigation (Textual)
Series A Preferred stock, Dividends per share								$ 7.41
Redemption Litigation [Member] | Redeemable Preferred Stock [Member]
Litigation (Textual)
Award of compensatory damages								778,050
Award of punitive damages								2,000,000
Convertible redeemable preferred stock, shares outstanding								105,000
Convertible redeemable preferred stock, value								778,050.00
Joel Bellows [Member]
Litigation (Textual)
Litigation settlement									240,000
Series A Stock issued in exchange of litigation settlement									105,000
Common stock exchanged under settlement agreement									52,500
Dentons US LLP [Member]
Litigation (Textual)
Terms of settlement agreement										The Company entered into a fee agreement with Dentons US LLP ("Dentons"), our previous legal counsel, which called for a payment of 50% of any settlement up to $6 million and 5% thereafter.
Litigation settlement										$ 6,000,000
Eisenschenk Estate Citation [Member]
Litigation (Textual)
Company's common stock repurchased											236,250
American Milling [Member] | Redemption Litigation [Member] | Subsequent Event [Member]
Litigation (Textual)
Number of shares issued to caldera												88,750